Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
In 2022, the Company achieved record net income, adjusted EBITDA, and cash flow from operating activities. These achievements are reflected in our excellent total shareholder return performance as compared to our peer group, the S&P Metals and Mining Select Industry Index.
The following table sets forth information concerning: (1) the compensation of our current Chief Executive Officer (Mr. Lang), our Executive Chair and former Chief Executive Officer (Mr. Eaves) and the average compensation for our other Named Executive Officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended December 31, 2020, 2021 and 2022 and (2) and our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group (“Peer Group TSR”), Net Income and Adjusted EBITDA over such years in accordance with SEC rules performance for each such fiscal year:
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Lang ($)(1)	Summary Compensation Table Total for Mr. Eaves ($)(1)	Compensation Actually Paid to Mr. Lang ($)(2)	Compensation Actually Paid to Mr. Eaves ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)	S&P Metals & Mining Select Industry Index Total Shareholder Return ($)(3)	Net Income (millions)	Adjusted EBITDA (millions)(4)
2022	$7,762,148	N/A	$21,422,116	N/A	$3,350,416	$10,000,836	$236.32	$178.99	$1,331	$1,260
2021	$9,299,065	N/A	$17,286,417	N/A	$4,207,575	$8,295,726	$128.98	$157.75	$338	$509
2020	$3,681,055	$4,235,049	$1,659,750	$802,139	$1,680,071	$806,852	$61.62	$116.44	$(345)	$23

(1)
The following individuals are our Named Executive Officers for each fiscal year:

Year	CEO(s)	Non-CEO NEOs
2022	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2021	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2020	Paul Lang and John Eaves	Matthew Giljum, John Drexler, John Ziegler, and Robert Jones

(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts shown do not reflect the value of vested compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts include the values of unvested and vested equity awards during the applicable year based on year-end stock prices, various accounting valuation assumptions and projected performance related to our performance-based RSUs. “Compensation actually paid”, determined in accordance with SEC rules, will generally fluctuate due to stock price achievement and varying levels of projected and actual achievement of performance goals applicable to our performance-based RSUs. For a discussion of how our Personnel and

Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable fiscal years.
	2020			2021		2022
Adjustments	Mr. Lang	Mr. Eaves	Average non- CEO NEOs	Mr. Lang	Average non- CEO NEOs	Mr. Lang	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,021,072)	$(2,797,526)	$(872,009)	$(6,312,050)	$(2,760,759)	$(4,393,446)	$(1,771,661)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,954,582	$2,397,031	$819,126	$10,448,313	$4,639,280	$6,105,023	$2,461,855
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(804,026)	$(1,310,663)	$(335,551)	$3,039,570	$1,684,502	$10,503,262	$5,432,302
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(906,334)	$(1,484,919)	$(372,032)	$947,125	$603,602	$1,214,979	$459,365
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$(243,004)	$(400,864)	$(102,215)	$(166,733)	$(111,026)	$0	$0
Increase based on Dividend Equivalents Paid upon Vesting during Applicable FY prior to Vesting Date(*)	$99,920	$164,030	$42,242	$49,583	$33,588	$230,150	$68,559
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(101,370)	$0	$(52,780)	$(3,798)	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$(14,658)	$(1,036)	$0	$0
TOTAL ADJUSTMENTS	$(2,021,305)	$(3,432,910)	$(873,219)	$7,987,352	$4,088,151	$13,659,968	$6,650,420

(*)
Figures reflect dividend equivalent values actually paid in cash based on the number of shares delivered to the CEO(s) and our other NEOs at the time of vesting and settlement of the underlying RSUs. In addition to these values, dividend equivalents are calculated and accrued on granted, but unvested, RSUs that are subject to vesting conditions and only become payable in cash in future periods, if and when, the underlying awards vest. The value (or average value with respect to our NEOs other than the CEO(s)for the applicable fiscal year) of dividend equivalents calculated and accrued on unvested awards as of  (i) December 31, 2022 was $5,207,919 for Mr. Lang and $2,476,865 for our other NEOs; (ii) December 31, 2021 was $41,067 for Mr. Lang and $19,608 for our other NEOs; and (iii) December 31, 2020 was $66,036 for Mr. Eaves, $46,013 for Mr. Lang and $18,883 for our other NEOs.

(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Metals and Mining Select Industry Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2022.

(4)
Adjusted EBITDA is a non-GAAP measure. Adjusted EBITDA is defined as net income (loss) attributable to the Company before the effect of net interest expense, income taxes, depreciation, depletion and amortization, the amortization of sales contracts, the accretion on asset retirement obligations, and non-operating income (expense). Adjusted EBITDA may also be adjusted for items that may not reflect the trend of future results by excluding transactions that are not indicative of our core operating performance. Refer to Annex A for a reconciliation to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The following individuals are our Named Executive Officers for each fiscal year:

Year	CEO(s)	Non-CEO NEOs
2022	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2021	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2020	Paul Lang and John Eaves	Matthew Giljum, John Drexler, John Ziegler, and Robert Jones

Peer Group Issuers, Footnote [Text Block]
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Metals and Mining Select Industry Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts shown do not reflect the value of vested compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts include the values of unvested and vested equity awards during the applicable year based on year-end stock prices, various accounting valuation assumptions and projected performance related to our performance-based RSUs. “Compensation actually paid”, determined in accordance with SEC rules, will generally fluctuate due to stock price achievement and varying levels of projected and actual achievement of performance goals applicable to our performance-based RSUs. For a discussion of how our Personnel and

Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable fiscal years.
	2020			2021		2022
Adjustments	Mr. Lang	Mr. Eaves	Average non- CEO NEOs	Mr. Lang	Average non- CEO NEOs	Mr. Lang	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,021,072)	$(2,797,526)	$(872,009)	$(6,312,050)	$(2,760,759)	$(4,393,446)	$(1,771,661)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,954,582	$2,397,031	$819,126	$10,448,313	$4,639,280	$6,105,023	$2,461,855
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(804,026)	$(1,310,663)	$(335,551)	$3,039,570	$1,684,502	$10,503,262	$5,432,302
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(906,334)	$(1,484,919)	$(372,032)	$947,125	$603,602	$1,214,979	$459,365
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$(243,004)	$(400,864)	$(102,215)	$(166,733)	$(111,026)	$0	$0
Increase based on Dividend Equivalents Paid upon Vesting during Applicable FY prior to Vesting Date(*)	$99,920	$164,030	$42,242	$49,583	$33,588	$230,150	$68,559
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(101,370)	$0	$(52,780)	$(3,798)	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$(14,658)	$(1,036)	$0	$0
TOTAL ADJUSTMENTS	$(2,021,305)	$(3,432,910)	$(873,219)	$7,987,352	$4,088,151	$13,659,968	$6,650,420

(*)
Figures reflect dividend equivalent values actually paid in cash based on the number of shares delivered to the CEO(s) and our other NEOs at the time of vesting and settlement of the underlying RSUs. In addition to these values, dividend equivalents are calculated and accrued on granted, but unvested, RSUs that are subject to vesting conditions and only become payable in cash in future periods, if and when, the underlying awards vest. The value (or average value with respect to our NEOs other than the CEO(s)for the applicable fiscal year) of dividend equivalents calculated and accrued on unvested awards as of  (i) December 31, 2022 was $5,207,919 for Mr. Lang and $2,476,865 for our other NEOs; (ii) December 31, 2021 was $41,067 for Mr. Lang and $19,608 for our other NEOs; and (iii) December 31, 2020 was $66,036 for Mr. Eaves, $46,013 for Mr. Lang and $18,883 for our other NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 3,350,416	$ 4,207,575	$ 1,680,071
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,000,836	8,295,726	806,852
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts shown do not reflect the value of vested compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts include the values of unvested and vested equity awards during the applicable year based on year-end stock prices, various accounting valuation assumptions and projected performance related to our performance-based RSUs. “Compensation actually paid”, determined in accordance with SEC rules, will generally fluctuate due to stock price achievement and varying levels of projected and actual achievement of performance goals applicable to our performance-based RSUs. For a discussion of how our Personnel and

Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable fiscal years.
	2020			2021		2022
Adjustments	Mr. Lang	Mr. Eaves	Average non- CEO NEOs	Mr. Lang	Average non- CEO NEOs	Mr. Lang	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,021,072)	$(2,797,526)	$(872,009)	$(6,312,050)	$(2,760,759)	$(4,393,446)	$(1,771,661)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,954,582	$2,397,031	$819,126	$10,448,313	$4,639,280	$6,105,023	$2,461,855
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(804,026)	$(1,310,663)	$(335,551)	$3,039,570	$1,684,502	$10,503,262	$5,432,302
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(906,334)	$(1,484,919)	$(372,032)	$947,125	$603,602	$1,214,979	$459,365
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$(243,004)	$(400,864)	$(102,215)	$(166,733)	$(111,026)	$0	$0
Increase based on Dividend Equivalents Paid upon Vesting during Applicable FY prior to Vesting Date(*)	$99,920	$164,030	$42,242	$49,583	$33,588	$230,150	$68,559
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(101,370)	$0	$(52,780)	$(3,798)	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$(14,658)	$(1,036)	$0	$0
TOTAL ADJUSTMENTS	$(2,021,305)	$(3,432,910)	$(873,219)	$7,987,352	$4,088,151	$13,659,968	$6,650,420

(*)
Figures reflect dividend equivalent values actually paid in cash based on the number of shares delivered to the CEO(s) and our other NEOs at the time of vesting and settlement of the underlying RSUs. In addition to these values, dividend equivalents are calculated and accrued on granted, but unvested, RSUs that are subject to vesting conditions and only become payable in cash in future periods, if and when, the underlying awards vest. The value (or average value with respect to our NEOs other than the CEO(s)for the applicable fiscal year) of dividend equivalents calculated and accrued on unvested awards as of  (i) December 31, 2022 was $5,207,919 for Mr. Lang and $2,476,865 for our other NEOs; (ii) December 31, 2021 was $41,067 for Mr. Lang and $19,608 for our other NEOs; and (iii) December 31, 2020 was $66,036 for Mr. Eaves, $46,013 for Mr. Lang and $18,883 for our other NEOs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2022:
•
Adjusted EBITDA;

•
Free Cash Flow;

•
Safety; and

•
Environmental Compliance.

These measures reflect the key metrics used for measuring performance under our annual incentive compensation plan and performance-based LTIP.

Total Shareholder Return Amount	$ 236.32	128.98	61.62
Peer Group Total Shareholder Return Amount	178.99	157.75	116.44
Net Income (Loss)	$ 1,331,000,000	$ 338,000,000	$ (345,000,000)
Company Selected Measure Amount	1,260	509	23
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4)
Adjusted EBITDA is a non-GAAP measure. Adjusted EBITDA is defined as net income (loss) attributable to the Company before the effect of net interest expense, income taxes, depreciation, depletion and amortization, the amortization of sales contracts, the accretion on asset retirement obligations, and non-operating income (expense). Adjusted EBITDA may also be adjusted for items that may not reflect the trend of future results by excluding transactions that are not indicative of our core operating performance. Refer to Annex A for a reconciliation to the most directly comparable GAAP measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Safety
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Environmental Compliance
Paul Lang [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,762,148	$ 9,299,065	$ 3,681,055
PEO Actually Paid Compensation Amount	21,422,116	17,286,417	1,659,750
Adjustment to Compensation Amount	13,659,968	7,987,352	(2,021,305)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	5,207,919	41,067	46,013
Paul Lang [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,393,446)	(6,312,050)	(2,021,072)
Paul Lang [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,105,023	10,448,313	1,954,582
Paul Lang [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,503,262	3,039,570	(804,026)
Paul Lang [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,214,979	947,125	(906,334)
Paul Lang [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(166,733)	(243,004)
Paul Lang [Member] | Dividend Equivalents Paid upon Vesting during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	230,150	49,583	99,920
Paul Lang [Member] | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,798)	(101,370)
Paul Lang [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(14,658)	0
John Eaves [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			4,235,049
PEO Actually Paid Compensation Amount			802,139
Adjustment to Compensation Amount			(3,432,910)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested			66,036
John Eaves [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,797,526)
John Eaves [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,397,031
John Eaves [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,310,663)
John Eaves [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,484,919)
John Eaves [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(400,864)
John Eaves [Member] | Dividend Equivalents Paid upon Vesting during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			164,030
John Eaves [Member] | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
John Eaves [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,650,420	4,088,151	(873,219)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	2,476,865	19,608	18,883
Non-PEO NEO [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,771,661)	(2,760,759)	(872,009)
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,461,855	4,639,280	819,126
Non-PEO NEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,432,302	1,684,502	(335,551)
Non-PEO NEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	459,365	603,602	(372,032)
Non-PEO NEO [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(111,026)	(102,215)
Non-PEO NEO [Member] | Dividend Equivalents Paid upon Vesting during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,559	33,588	42,242
Non-PEO NEO [Member] | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(52,780)
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (1,036)	$ 0